Derivatives - Derivatives that do not qualify for hedge accounting under GAAP included in the Balance Sheet at fair value (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 716	$ 578	$ 345
Derivative liability, at fair value	2,303	1,767	1,376
MBS with embedded derivatives | Fixed maturities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	84	82	100
Public company warrants | Equity securities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	3	4	4
Fixed-indexed annuities (embedded derivative) | Annuity benefits accumulated
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	2,293	1,759	1,369
Equity index call options | Equity options — fixed-indexed annuities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	629	492	241
Reinsurance contracts (embedded derivative) | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 10	$ 8	$ 7